Loan Payable to Third Parties (Tables)	6 Months Ended
Jun. 30, 2025
Loan Payable to Third Parties [Abstract]
Schedule of Loan payable to third parties
	As of June 30, 2025 (Unaudited)	As of December 31, 2024
Loan payable to third parties, current	132,620	164,399
Total	$132,620	$164,399